Schedule of company canadian operating subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Business Combination [Line Items]
Bargain purchase gain	$ (4,111)
SRx Health Solutions Canada Inc [Member]
Business Combination [Line Items]
Common stock	6,858
Total consideration	6,858
Cash and cash equivalents	5,940
Accounts receivable, net	5,320
Inventories, net	4,163
Prepaid expenses and other current assets	1,218
Fixed assets, net	118
Right-of-use assets, operating leases	50
Other LT assets	187
Total assets acquired	16,996
Accounts payable	4,858
Accrued liabilities	326
Line of credit, short-term	790
Operating lease liability, short-term	47
Operating lease liability, long-term	6
Total liabilities acquired	6,027
Net assets acquired	$ 10,969